SCHEDULE OF OIL AND GAS ACTIVITIES (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Extractive Industries [Abstract]
Oil and gas property – subject to amortization	$ 23,828,143	$ 20,912,041
Accumulated depletion and impairment	(20,223,663)	(19,573,054)
Oil and gas property – subject to amortization, net	3,604,480	1,338,987	$ 1,427,486	$ 1,999,817
Oil and gas property – not subject to amortization	1,151,804	1,113,494
Accumulated impairment
Oil and gas property – not subject to amortization, net	$ 1,151,804	$ 1,113,494